37 Insurance coverage (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of types of insurance contracts [line items]
Amount insured (US$)	R$ 35,830,000
Amount insured (R$)	R$ 186,269,000
BRAZIL
Disclosure of types of insurance contracts [line items]
Maturity	October 8, 2021
Maximum indemnity limit (US$)	R$ 3,500,000
Maximum indemnity limit (R$)	18,195,000
Amount insured (US$)	27,962,000
Amount insured (R$)	R$ 145,364,000
United States and Germany [Member]
Disclosure of types of insurance contracts [line items]
Maturity	October 8, 2021
Maximum indemnity limit (US$)	R$ 480,000
Maximum indemnity limit (R$)	2,495,000
Amount insured (US$)	2,189,000
Amount insured (R$)	R$ 11,381,000
MEXICO
Disclosure of types of insurance contracts [line items]
Maturity	October 8, 2021
Maximum indemnity limit (US$)	R$ 2,642,000
Maximum indemnity limit (R$)	13,735,000
Amount insured (US$)	5,679,000
Amount insured (R$)	R$ 29,524,000